Leases - Tolling agreement liability (Details) $ in Thousands		12 Months Ended
	Aug. 30, 2019 item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 69,452	$ 66,250	$ 58,536
Incremental borrowing rate		9.375%
Variable payment		$ 59,571	55,574
Tolling Agreement
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 35,471	$ 37,863
Ferroatlantica, S.A.U.
Disclosure of quantitative information about right-of-use assets [line items]
Percentage Of Interest Of Subsidiary Sold	100.00%
Number of Hydroelectric Power Plants Transferred | item	10